UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-09155
Investment Company Act File Number

Eaton Vance New Jersey Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

November 30
Date of Fiscal Year End

February 28, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Eaton Vance New Jersey Municipal Income Trust	as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 181.7%

Principal
Amount
(000’s omitted)	Security	Value
Education — 12.1%
$250	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$207,673
250	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	191,808
220	New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	170,918
3,500	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	3,405,346
1,105	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	917,912
1,250	Rutgers State University, 5.00%, 5/1/39	1,254,862

		$6,148,519

Electric Utilities — 4.7%
$1,500	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$1,268,010
1,500	Salem County Pollution Control Financing, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	1,100,520

		$2,368,530

General Obligations — 5.1%
$1,295	Gloucester County Improvement Authority, (Landfill Project), 4.50%, 3/1/30	$1,206,590
1,595	Puerto Rico Public Buildings Authority, (Commonwealth Guaranteed), 5.25%, 7/1/29	1,362,019

		$2,568,609

Health Care-Miscellaneous — 0.4%
$300	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$218,070

		$218,070

Hospital — 30.9%
$90	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$57,107
100	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	71,884
2,750	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,919,225
2,060	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	1,811,729
3,515	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	2,866,904
2,140	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/27	1,745,748
1,765	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	1,358,485
2,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	1,873,840
1,750	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	1,643,233
2,930	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,300,196

		$15,648,351

Housing — 8.7%
$715	New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$588,617
4,490	New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	3,825,300

		$4,413,917

Industrial Development Revenue — 12.6%
$1,000	Gloucester County Improvements Authority, (Waste Management, Inc.), (AMT), 7.00%, 12/1/29	$1,002,960
500	Middlesex County Pollution Control Authority, (Amerada Hess), 5.75%, 9/15/32	453,685
450	Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	424,103
3,220	New Jersey Economic Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	2,100,309
750	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	486,795
750	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	641,543
2,080	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,263,579

		$6,372,974

Principal
Amount
(000’s omitted)	Security	Value
Insured-Education — 6.7%
$3,365	New Jersey Educational Facilities Authority, (College of New Jersey), (FSA), 5.00%, 7/1/35(1)	$3,369,745

		$3,369,745

Insured-Electric Utilities — 4.5%
$1,250	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/35	$1,102,575
1,250	Vineland, (Electric Utility), (MBIA), (AMT), 5.25%, 5/15/26	1,166,612

		$2,269,187

Insured-Gas Utilities — 9.6%
$5,000	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (MBIA), (AMT), 4.90%, 10/1/40	$4,876,700

		$4,876,700

Insured-General Obligations — 6.1%
$790	Egg Harbor Township School District, (FSA), 3.50%, 4/1/28	$631,407
1,240	Lakewood Township, (AGC), 5.75%, 11/1/31(2)	1,323,316
1,100	Woodbridge Township, (FSA), 4.10%, 2/1/20	1,126,268

		$3,080,991

Insured-Hospital — 4.9%
$750	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	$749,948
1,305	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	1,262,039
500	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	483,540

		$2,495,527

Insured-Housing — 5.9%
$3,390	New Jersey Housing and Mortgage Finance Agency, (Multi-Family Housing), (FSA), (AMT), 5.05%, 5/1/34	$2,996,116

		$2,996,116

Insured-Lease Revenue/Certificates of Participation — 3.1%
$1,500	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$1,552,845

		$1,552,845

Insured-Other Revenue — 2.0%
$1,015	Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,017,243

		$1,017,243

Insured-Special Tax Revenue — 24.9%
$12,030	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/24	$5,497,469
6,000	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/25	2,557,020
4,315	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	1,476,420
2,020	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	641,229
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	925,080
250	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	227,143
7,185	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	285,244
2,745	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	247,105
5,445	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	456,182
3,425	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	266,123

		$12,579,015

Insured-Student Loan — 3.9%
$2,000	New Jersey Higher Education Assistance Authority, (AGC), 6.125%, 6/1/30(2)	$1,996,240

		$1,996,240

Principal
Amount
(000’s omitted)	Security	Value
Insured-Transportation — 7.8%
$5,570	New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31	$1,646,269
1,500	New Jersey Turnpike Authority, (BHAC), (FSA), 5.25%, 1/1/29	1,587,645
860	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	709,225

		$3,943,139

Insured-Water and Sewer — 5.4%
$3,195	New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$2,734,792

		$2,734,792

Lease Revenue/Certificates of Participation — 4.9%
$2,500	New Jersey Health Care Facilities Financing Authority, (Contract Hospital Asset Transportation Program), 5.25%, 10/1/38	$2,459,275

		$2,459,275

Nursing Home — 1.7%
$1,000	New Jersey Economic Development Authority, (Masonic Charity Foundation), 5.50%, 6/1/31	$878,300

		$878,300

Other Revenue — 3.7%
$7,200	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$96,192
13,280	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	88,179
4,270	Tobacco Settlement Financing Corp., 0.00%, 6/1/41	145,650
2,925	Tobacco Settlement Financing Corp., 5.00%, 6/1/41	1,555,661

		$1,885,682

Senior Living/Life Care — 2.9%
$465	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$370,633
770	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	585,231
815	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	509,701

		$1,465,565

Special Tax Revenue — 1.5%
$750	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	$539,332
100	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	74,266
175	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	118,419

		$732,017

Transportation — 7.7%
$815	New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	$862,571
1,995	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	1,901,927
5	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35	4,767
1,175	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,149,538

		$3,918,803

Total Tax-Exempt Investments — 181.7% (identified cost $105,061,253)		$91,990,152

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (66.0)%		$(33,425,932)

Other Assets, Less Liabilities — (15.7)%		$(7,935,259)

Net Assets Applicable to Common Shares — 100.0%		$50,628,961

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

MBIA	-	MBIA Insurance Corp. of Illinois

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2009, 46.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 19.3% of total investments.

(1)		Security represents the underlying municipal bond of a tender option bond trust.

(2)		Security (or a portion thereof) has been pledged as collateral for open swap contracts.

A summary of financial instruments outstanding at February 28, 2009 is as follows:

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation
JPMorgan Chase Co.	$1,362,500	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(302,395)
Merrill Lynch Capital Services, Inc.	2,187,500	4.682	3-month USD- LIBOR-BBA	April 1, 2009 / April 1, 2039	(489,139)

					$(791,534)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At February 28, 2009, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust may enter into interest rate swap contracts. The Trust may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2009, the aggregate fair value of derivative instruments in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was none and $791,534, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$96,949,870

Gross unrealized appreciation	$623,169
Gross unrealized depreciation	(13,629,887)

Net unrealized depreciation	$(13,006,718)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2009, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$—
Level 2	Other Significant Observable Inputs	91,990,152	(791,534)
Level 3	Significant Unobservable Inputs	—	—

Total		$91,990,152	$(791,534)

*	Other financial instruments are swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust held no investments or other financial instruments as of November 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Income Trust

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	April 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	April 16, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	April 16, 2009